November 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Highland Funds II (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated October 20, 2014 to the Prospectus dated February 1, 2014 for the Highland Global Allocation Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on October 20, 2014 (Accession No. 0001193125-14-376604).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Vice President

cc:	E. Powell

D. Norris